Recapitalization (Details) - Schedule of Business Combination to the Condensed Consolidated Statements of Cash Flows	Dec. 31, 2023 USD ($)
Schedule of Business Combination to the Condensed Consolidated Statements of Cash Flows [Abstract]
Cash-trust and cash, net of redemptions	$ 34,938,880
Less: transaction costs and advisory fees, paid	(16,834,686)
Net proceeds from the Business Combination	18,104,194
Less: public and private placement warrant liabilities	(8,816,500)
Less: earnout liabilities	(2,400,000)
Add: amounts paid in advance	2,570,919
Add: Transaction costs in accounts payable and accrued expenses	2,967,393
Reverse recapitalization, net	$ 12,426,006